INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred
Total income taxes	$ 0	$ 0	$ 0	$ 0
Effective tax rate differs from statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
ConnectM Before Business Combination
Deferred
Federal						$ (512,025)
State						(29,381)
Total Deferred						(541,406)
Total income taxes						$ (541,406)
Effective tax rate differs from statutory rate (in percent)					21.00%
State income tax rate (in percent)					6.32%
Foreign income tax rate (in percent)					18.00%
Effective tax rate (in percent)					0.00%	13.19%
Tax Reconciliation Not Required					true